REAL ESTATE ASSETS (Summary of Future Minimum Rental Revenues under Existing Leases on Office/Industiral and Retail Propierties) (Detail) - Office/Industrial and Retail Properties	Dec. 31, 2019 USD ($)
Operating Leased Assets [Line Items]
2020	$ 16,907,553
2021	13,535,430
2022	10,425,658
2023	7,043,128
2024	5,336,123
Thereafter	5,428,467
Totals	$ 58,676,359